Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Loss	$ (2,965)	$ (3,515)
Adjustments to reconcile loss to net cash used:
Depreciation of property, plant and equipment	7	12
Share-based payment	424	95
Change in fair value of long-term investment	(912)
Changes in fair value of warrants liability exercisable into shares		(395)
Exchange differences on balances of cash and cash equivalents	(78)	(90)
Adjustments to reconcile net loss	(559)	(378)
Working capital adjustments:
Increase in accounts receivable and prepaid expenses and lease deposit	(127)	(1,126)
Increase (decrease) in trade payables	242	(530)
Increase (decrease) in deferred revenues	1,583	(136)
Decrease in other accounts payable	(300)	(32)
Adjustments to working capital	1,398	(1,824)
Net cash used in operating activities	(2,126)	(5,717)
Cash flows from investing activities:
Purchase of property, plant and equipment	(4)	(7)
Net cash used in investing activities	(4)	(7)
Cash flows from financing activities:
Issuance of share capital and warrants, net of issuance expenses	4,387	4,379
Net cash provided by financing activities	4,387	4,379
Exchange differences on balances of cash and cash equivalents	78	90
Increase in cash and cash equivalents	2,335	(1,255)
Cash and cash equivalents at the beginning of the period	3,505	8,115
Cash and cash equivalents at the end of the period	5,840	6,860
Supplemental disclosure of cash flow information:
Cash received during the year for interest, net	$ 15	$ 21